Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$11,603,042.78	0.0257274	$-	-	$11,603,042.78
Class A-4 Notes	$151,080,000.00	1.0000000	$145,680,605.16	0.9642614	$5,399,394.84
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$235,833,042.78	0.1560537	$218,830,605.16	0.1448030	$17,002,437.62

Weighted Avg. Coupon (WAC)	4.41%		4.42%
Weighted Avg. Remaining Maturity (WARM)	26.22		25.31
Pool Receivables Balance	$269,032,825.68		$251,847,440.59
Remaining Number of Receivables	32,939		32,168

Adjusted Pool Balance	$266,960,239.59		$249,957,801.97

III. COLLECTIONS

Principal:
Principal Collections	$16,668,545.74
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$386,164.06
Total Principal Collections	$17,054,709.80

Interest:
Interest Collections	$1,005,868.49
Late Fees & Other Charges	$59,536.36
Interest on Repurchase Principal	$-
Total Interest Collections	$1,065,404.85

Collection Account Interest	$394.68
Reserve Account Interest	$194.12
Servicer Advances	$-

Total Collections	$18,120,703.45

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$18,120,703.45
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$25,902,502.65
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$224,194.02		$224,194.02	$224,194.02
Collection Account Interest					$394.68
Late Fees & Other Charges					$59,536.36
Total due to Servicer					$284,125.06

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$5,124.68		$5,124.68
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$97,031.68		$97,031.68	$97,031.68

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$17,661,622.87

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$17,002,437.62

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$11,603,042.78
Class A-4 Notes				$5,399,394.84
Class A Notes Total:		$17,002,437.62		$17,002,437.62
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$17,002,437.62		$17,002,437.62

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					659,185.25

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,072,586.09
Beginning Period Amount	$2,072,586.09
Current Period Amortization	$182,947.47
Ending Period Required Amount	$1,889,638.62
Ending Period Amount	$1,889,638.62
Next Distribution Date Amount	$1,716,454.57

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		11.66%	12.45%	12.45%

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.58%	31,388	96.57%	$243,220,410.89
30 - 60 Days	1.99%	641	2.78%	$6,993,601.26
61 - 90 Days	0.35%	112	0.52%	$1,299,987.22
91 + Days	0.08%	27	0.13%	$333,441.22
		32,168		$251,847,440.59
Total
Delinquent Receivables 61 + days past due	0.43%	139	0.65%	$1,633,428.44
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.48%	158	0.68%	$1,841,032.09
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.53%	180	0.75%	$2,163,072.27
Three-Month Average Delinquency Ratio	0.48%		0.70%

Repossession in Current Period		28		$314,049.15
Repossession Inventory		71		$141,636.48

Charge-Offs
Gross Principal of Charge-Off for Current Period				$516,839.35
Recoveries				$(386,164.06)
Net Charge-offs for Current Period				$130,675.29

Beginning Pool Balance for Current Period				$269,032,825.68

Net Loss Ratio				0.58%
Net Loss Ratio for 1st Preceding Collection Period				0.67%
Net Loss Ratio for 2nd Preceding Collection Period				0.33%
Three-Month Average Net Loss Ratio for Current Period				0.53%

Cumulative Net Losses for All Periods				$12,345,704.64
Cumulative Net Losses as a % of Initial Pool Balance				0.78%

Principal Balance of Extensions				$1,448,626.23
Number of Extensions				131